General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Premiums and contract charges by product
Premiums	$ 79,942	$ 108,452	$ 103,447
Contract charges	77,476	77,314	77,194
Total premiums and contract charges	157,418	185,766	180,641
Traditional life insurance
Premiums and contract charges by product
Premiums	62,575	61,980	59,185
Accident and health insurance
Premiums and contract charges by product
Premiums	17,367	46,472	44,262
Interest-sensitive life insurance
Premiums and contract charges by product
Contract charges	77,557	77,324	76,931
Fixed annuities
Premiums and contract charges by product
Contract charges	$ (81)	$ (10)	$ 263